Label	Element	Value
Document And Entity Information Elements	ck0000088525_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2013
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013